Intellectual Property (Details) - Schedule of Fair Value of the Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Sep. 30, 2023
Schedule of Fair Value of the Intangible Assets [Abstract]
Tradename - Trademarks	$ 87,700		$ 87,700
Intellectual Property / Licenses	363,000		363,000
Customer Base	37,000		37,000
Intangible assets	487,700		487,700	$ 487,700
Less: accumulated amortization	(133,616)		(36,076)
Total intangible assets, net	$ 354,084	[1]	$ 451,624	$ 280,929

[1]	Derived from audited information